OTHER EQUITY INSTRUMENTS (Details) £ in Millions	6 Months Ended
	Jun. 30, 2026 GBP (£)	Dec. 31, 2025 GBP (£)
Debt Securities In Issue [Line Items]
Other equity interest	£ 2,060	£ 1,860
- £210m Perpetual Capital Securities
Debt Securities In Issue [Line Items]
Capital securities	£ 210
Interest rate	0.0425
Other equity interest	£ 0	210
- £750m Perpetual Capital Securities
Debt Securities In Issue [Line Items]
Capital securities	£ 750
Interest rate	0.0650
Other equity interest	£ 750	750
- £400m Perpetual Capital Securities
Debt Securities In Issue [Line Items]
Capital securities	£ 400
Interest rate	0.0875
Other equity interest	£ 400	400
- £500m Fixed Rate Reset Perpetual Capital Securities
Debt Securities In Issue [Line Items]
Capital securities	£ 500
Interest rate	0.0763
Other equity interest	£ 500	500
- £410m Perpetual Capital Securities
Debt Securities In Issue [Line Items]
Capital securities	£ 410
Interest rate	0.0675
Other equity interest	£ 410	£ 0